Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 170,292	₩ 264,015	₩ 206,340
Percentage of decrease in equity interests	20.00%
Investments in equity instruments that are not held for trading as financial assets at FVOCI	₩ 1,454,361	710,272
Purchase value of equity method investments	170,292	₩ 264,015	₩ 206,340
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	9,980
Purchase value of equity method investments	9,980
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	119,770
Purchase value of equity method investments	119,770
Digital Games International Pte Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	8,810
Purchase value of equity method investments	₩ 8,810
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of shares	22,033,898	22,033,898
S.M. Culture & Contents Co., Ltd [member] | Common Stock [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of shares	549,094
Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
No Of Convertible Preferred Stock	140,000
Gains on disposals of investment properties	₩ 9,372
Gain on the business transfer	₩ 12,451
Invites Healthcare Co Ltd [Member] | Common Stock [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of shares	279,999
NANO-XIMAGING Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 24,015
Number of shares	2,607,466
Investments in equity instruments that are not held for trading as financial assets at FVOCI	₩ 3,621
Purchase value of equity method investments	24,015
SK Telecom Smart City Management Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Gain on disposal of investments in associates	4,485
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		₩ 6,800
Purchase value of equity method investments		6,800
Carrot General Insurance Co Ltd [Member] | Common Stock [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		₩ 6,800
Shares acquired through investments in associates		1,360,000
Purchase value of equity method investments		₩ 6,800
Carrot General Insurance Co Ltd [Member] | Preferred Stock [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 13,200
Shares acquired through investments in associates	2,640,000
Purchase value of equity method investments	₩ 13,200